Net Operating Loss Carryforwards Expire Date (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Operating Loss Carryforwards [Line Items]
2015	¥ 19,503
2016	862
2017	371
2018	87,397
2019	36,916
Thereafter	242,220
Total	¥ 387,269